NOTES PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
SCHEDULE OF NOTES PAYABLE ACTIVITY

A summary of the notes payable activity during the six months ended June 30, 2021 is presented below:

	Convertible Notes	Other Loans	Debt Discount	Total
Outstanding, January 1, 2021	$9,637,102	$-	$(5,366,869)	$4,270,233
Issuances	-	250,000	-	250,000
Exchanges for equity	(311,063)	-	82,130	(228,933)
Amortization of debt discount	-	-	742,534	742,534
Outstanding, June 30, 2021	$9,326,039	$250,000	$(4,542,205)	$5,033,834

A summary of the notes payable activity during the years ended December 31, 2020 and 2019 is presented below:

	Related Party Notes	Convertible Notes	Other Notes	Debt Discount	Total
Outstanding, December 31, 2018	$720,000	$4,309,415	$132,501	$(1,012,363)	$4,149,553
Issuances	635,000	9,913,339	340,000	-	10,888,339
Exchanges for equity	-	(2,637,323)	-	634,525	(2,002,798)
Repayments	(70,000)	(4,817,105)	(7,500)	428,939	(4,465,666)
Extinguishment of notes payable	-	-	(148,014)	6,196	(141,818)
Recognition of debt discount	-	-	-	(5,523,830)	(5,523,830)
Accretion of interest expense	-	-	-	548,026	548,026
Accrued interest reclassified to notes payable principal	-	-	23,013	-	23,013
Amortization of debt discount	-	-	-	3,671,087	3,671,087
Outstanding, December 31, 2019	1,285,000	6,768,326	340,000	(1,247,420)	7,145,906
Issuances	353,762	3,936,548	-	-	4,290,310
Third-party purchases	(287,041)	287,041	-	-	-
Exchanges for equity	-	(813,393)	-	253,654	(559,739)
Exchanged for equity pursuant to Chapter 11 Plan	(998,139)	(3,592,395)	(340,000)	-	(4,930,534)
Secured and Unsecured convertible notes payable exchanged pursuant to Chapter 11 Plan, net	(353,582)	3,050,975	-	-	2,697,393
Recognition of debt discount	-	-	-	(8,534,245)	(8,534,245)
Accretion of interest expense	-	-	-	2,886,036	2,886,036
Amortization of debt discount	-	-		1,275,106	1,275,106
Outstanding, December 31, 2020	$-	$9,637,102	$-	$(5,366,869)	$4,270,233

SCHEDULE OF FUTURE MINIMUM PAYMENTS OF NOTES PAYABLE

Future minimum payments under the above notes payable following the six months ended June 30, 2021 are as follows:

Remainder of 2021		$-
2022		58,970
2023		9,385,601
2024		60,161
Thereafter		71,307
Total future minimum payments		9,576,039
Less: discount		(4,542,205)
	5,033,834
Less: current		(29,411)
		$5,004,423